Leases	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Leases
Note 9 - Leases
Amounts recognized in the Condensed Consolidated Balance Sheets
The Condensed Consolidated Balance Sheets show the following amounts relating to leases:

	June 30, 2025	December 31, 2024

Right-of-use assets
Properties	$125	$128

Total right-of-use assets	$125	$128

Lease liabilities
Current	$16	$13
Non-current	132	131

Total lease liabilities	$148	$144
During the first six months of 2025, there were no material additions to Genmab’s right-of-use assets and lease liabilities. During the first six months of 2024, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the U.S. with respect to office and laboratory space and in Japan with respect to office space.
Amounts recognized in the Condensed Consolidated Statements of Comprehensive Income
The Condensed Consolidated Statements of Comprehensive Income show the following amounts relating to leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Depreciation charge of right-of-use assets
Properties	$4	$4	$8	$7

Total depreciation charge of right-of-use assets	$4	$4	$8	$7

Variable lease payments, short-term lease expense, lease interest expense and low-value leases are not material.